SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Short-term restricted cash	$ 8,827	$ 12,099
Long-term restricted cash	$ 7,824	$ 8,839